Stock-Based Compensation - Schedule of Stock Option Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options Outstanding, Beginning balance	161,429
Number of Options, Granted	430,000	161,429
Number of Options, Forfeited	(15,753)
Number of Options, Exercised	(18,375)
Number of Options Outstanding, Ending balance	557,301	161,429
Number of Options Exercisable	9,193
Weighted Average Exercise Price, Outstanding, Beginning	$ 2.65
Weighted Average Exercise Price, Granted	$ 6.00	$ 2.65
Weighted Average Exercise Price, Forfeited	$ 2.78
Weighted Average Exercise Price, Exercised	$ 0.09
Weighted Average Exercise Price, Outstanding, Ending	$ 5.32	$ 2.65
Weighted Average Exercise Price, Exercisable	$ 2.77
Weighted Average Remaining Contractual Terms (Years), Granted	9 years 10 months 2 days	10 years
Weighted Average Remaining Contractual Terms (Years), Forfeited	10 years
Weighted Average Remaining Contractual Terms (Years), Outstanding	9 years 3 months 15 days	9 years 6 months 15 days
Weighted Average Remaining Contractual Terms (Years), Exercisable	8 years 7 months 10 days